Transamerica International Equity Average Annual Total Returns - Retail Class [Member]		12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.89%	9.47%	8.56%	8.72%
Performance Inception Date	Sep. 28, 2018
A
Prospectus [Line Items]
Average Annual Return, Percent		24.78%	7.47%		6.56%
Performance Inception Date	Mar. 01, 2011
C
Prospectus [Line Items]
Average Annual Return, Percent		30.16%	7.97%		6.43%
Performance Inception Date	Mar. 01, 2011
I
Prospectus [Line Items]
Average Annual Return, Percent		32.53%	9.14%		7.58%
Performance Inception Date	Dec. 18, 1992
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.16%	8.23%		6.80%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.76%	7.12%		6.01%
I2
Prospectus [Line Items]
Average Annual Return, Percent		32.61%	9.22%		7.67%
Performance Inception Date	Mar. 01, 2011
R6
Prospectus [Line Items]
Average Annual Return, Percent		32.63%	9.24%		7.68%
Performance Inception Date	May 29, 2015